UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

Courtney R. Taylor

American Funds Mortgage Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Mortgage Fund® Investment portfolio November 30, 2013 unaudited

Bonds, notes & other debt instruments 96.48%
Mortgage-backed obligations 71.69%	Principal amount	Value
Federal agency mortgage-backed obligations[1] 65.06%	(000)	(000)

Fannie Mae 3.417% 2017[2]	$ 334	$ 357
Fannie Mae 3.50% 2025	840	887
Fannie Mae 3.50% 2026	1,009	1,065
Fannie Mae 4.50% 2026	4,388	4,680
Fannie Mae 2.50% 2027	622	624
Fannie Mae 2.50% 2027	295	296
Fannie Mae 2.50% 2028	5,112	5,110
Fannie Mae 2.50% 2033	4,804	4,582
Fannie Mae 2.50% 2033	1,289	1,229
Fannie Mae 3.00% 2033	1,443	1,402
Fannie Mae 3.00% 2038	6,852	6,630
Fannie Mae 3.00% 2038	3,410	3,317
Fannie Mae 5.50% 2039	228	250
Fannie Mae 6.00% 2039	454	501
Fannie Mae 3.245% 2040[2]	1,851	1,971
Fannie Mae 3.553% 2040[2]	941	1,003
Fannie Mae 4.194% 2040[2]	837	889
Fannie Mae 4.50% 2040	269	288
Fannie Mae 5.00% 2040	3,169	3,360
Fannie Mae 5.00% 2040	2,068	2,192
Fannie Mae 3.426% 2041[2]	1,165	1,229
Fannie Mae 3.51% 2041[2]	340	355
Fannie Mae 3.771% 2041[2]	2,295	2,448
Fannie Mae 4.50% 2041	816	873
Fannie Mae 3.00% 2042	28,916	27,979
Fannie Mae 3.00% 2042	3,357	3,248
Fannie Mae 3.50% 2042	4,990	5,041
Fannie Mae 3.50% 2042	2,085	2,107
Fannie Mae 3.50% 2042	482	480
Fannie Mae 3.50% 2042	275	274
Fannie Mae 3.50% 2042	72	71
Fannie Mae 3.50% 2042	9	9
Fannie Mae 2.275% 2043	212	187
Fannie Mae 2.275% 2043	138	122
Fannie Mae 2.275% 2043	130	115
Fannie Mae 2.275% 2043	122	108
Fannie Mae 2.275% 2043	121	107
Fannie Mae 2.275% 2043	93	82
Fannie Mae 2.515% 2043[2]	1,050	1,049
Fannie Mae 2.525% 2043	358	330
Fannie Mae 2.525% 2043	303	279
Fannie Mae 2.525% 2043	241	222
Fannie Mae 2.525% 2043	194	179
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Fannie Mae 2.525% 2043	$ 176	$ 162
Fannie Mae 2.525% 2043	158	146
Fannie Mae 2.525% 2043	145	134
Fannie Mae 2.525% 2043	137	126
Fannie Mae 2.525% 2043	133	122
Fannie Mae 2.525% 2043	125	115
Fannie Mae 2.525% 2043	113	104
Fannie Mae 2.525% 2043	107	99
Fannie Mae 2.525% 2043	95	87
Fannie Mae 2.525% 2043	91	84
Fannie Mae 2.525% 2043	90	83
Fannie Mae 2.525% 2043	90	83
Fannie Mae 2.525% 2043	77	71
Fannie Mae 2.525% 2043	77	71
Fannie Mae 2.525% 2043	76	70
Fannie Mae 2.525% 2043	70	65
Fannie Mae 2.775% 2043	851	785
Fannie Mae 2.775% 2043	545	503
Fannie Mae 2.775% 2043	494	456
Fannie Mae 2.775% 2043	421	389
Fannie Mae 2.775% 2043	400	369
Fannie Mae 2.775% 2043	394	364
Fannie Mae 2.775% 2043	378	349
Fannie Mae 2.775% 2043	237	219
Fannie Mae 2.775% 2043	164	151
Fannie Mae 2.775% 2043	148	136
Fannie Mae 2.775% 2043	143	132
Fannie Mae 2.775% 2043	134	124
Fannie Mae 2.775% 2043	130	120
Fannie Mae 2.775% 2043	116	107
Fannie Mae 2.775% 2043	112	103
Fannie Mae 2.775% 2043	111	103
Fannie Mae 2.775% 2043	61	57
Fannie Mae 2.775% 2043	56	51
Fannie Mae 3.00% 2043	23,958	23,181
Fannie Mae 3.00% 2043	23,262	22,508
Fannie Mae 3.00% 2043	19,500	18,811
Fannie Mae 3.00% 2043	12,831	12,415
Fannie Mae 3.00% 2043	10,115	9,787
Fannie Mae 3.025% 2043	396	384
Fannie Mae 3.025% 2043	284	274
Fannie Mae 3.025% 2043	235	227
Fannie Mae 3.025% 2043	211	204
Fannie Mae 3.025% 2043	186	180
Fannie Mae 3.025% 2043	151	146
Fannie Mae 3.025% 2043	123	119
Fannie Mae 3.025% 2043	120	116
Fannie Mae 3.025% 2043	113	109
Fannie Mae 3.025% 2043	99	95
Fannie Mae 3.025% 2043	98	94
Fannie Mae 3.025% 2043	95	92
Fannie Mae 3.025% 2043	93	90
Fannie Mae 3.025% 2043	86	83
Fannie Mae 3.025% 2043	49	48
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Fannie Mae 3.275% 2043	$ 241	$ 233
Fannie Mae 3.275% 2043	200	193
Fannie Mae 3.275% 2043	175	170
Fannie Mae 3.275% 2043	139	134
Fannie Mae 3.275% 2043	131	126
Fannie Mae 3.275% 2043	130	126
Fannie Mae 3.275% 2043	80	77
Fannie Mae 3.275% 2043	67	65
Fannie Mae 3.275% 2043	36	35
Fannie Mae 3.50% 2043	13,466	13,617
Fannie Mae 3.50% 2043	1,055	1,051
Fannie Mae 3.50% 2043	788	785
Fannie Mae 3.50% 2043	463	461
Fannie Mae 3.50% 2043	255	254
Fannie Mae 3.50% 2043	222	221
Fannie Mae 3.50% 2043	190	189
Fannie Mae 3.50% 2043	157	156
Fannie Mae 3.50% 2043	113	113
Fannie Mae 3.50% 2043	41	41
Fannie Mae 4.00% 2043	9,948	10,283
Fannie Mae 4.00% 2043	8,818	9,256
Fannie Mae 4.00% 2043	8,017	8,404
Fannie Mae 4.50% 2043	47,426	50,629
Fannie Mae 4.50% 2044	15,067	16,037
Fannie Mae 3.50% 2053	2,959	2,944
Government National Mortgage Assn. 4.00% 2032	1,345	1,381
Government National Mortgage Assn. 4.00% 2032	997	1,034
Government National Mortgage Assn. 6.50% 2032	2,622	2,968
Government National Mortgage Assn. 5.00% 2035	1,652	1,810
Government National Mortgage Assn. 3.75% 2037	918	930
Government National Mortgage Assn. 6.50% 2037	453	515
Government National Mortgage Assn. 5.00% 2038	1,090	1,187
Government National Mortgage Assn. 6.50% 2038	935	1,066
Government National Mortgage Assn. 6.50% 2038	574	652
Government National Mortgage Assn. 6.50% 2038	317	361
Government National Mortgage Assn. 4.50% 2039	1,144	1,232
Government National Mortgage Assn. 6.00% 2039	13,747	15,449
Government National Mortgage Assn. 3.50% 2040	1,354	1,386
Government National Mortgage Assn. 4.50% 2040	389	408
Government National Mortgage Assn. 5.50% 2040	12,425	13,933
Government National Mortgage Assn. 3.50% 2041	1,171	1,198
Government National Mortgage Assn. 4.00% 2041	1,488	1,524
Government National Mortgage Assn. 4.50% 2041	4,432	4,804
Government National Mortgage Assn. 4.50% 2041	2,831	3,060
Government National Mortgage Assn. 4.50% 2041	2,291	2,398
Government National Mortgage Assn. 4.50% 2041	1,847	2,003
Government National Mortgage Assn. 4.50% 2041	1,726	1,872
Government National Mortgage Assn. 4.50% 2041	1,738	1,819
Government National Mortgage Assn. 5.00% 2041	8,036	8,754
Government National Mortgage Assn. 5.00% 2041	3,723	3,930
Government National Mortgage Assn. 6.50% 2041	1,455	1,579
Government National Mortgage Assn. 2.75% 2042	979	911
Government National Mortgage Assn. 2.75% 2042	951	884
Government National Mortgage Assn. 2.75% 2042	547	508
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Government National Mortgage Assn. 2.75% 2042	$ 511	$ 475
Government National Mortgage Assn. 2.75% 2042	501	466
Government National Mortgage Assn. 2.75% 2042	481	447
Government National Mortgage Assn. 2.75% 2042	212	197
Government National Mortgage Assn. 3.50% 2042	1,082	1,107
Government National Mortgage Assn. 3.50% 2042	972	995
Government National Mortgage Assn. 4.00% 2042	3,922	4,156
Government National Mortgage Assn. 4.00% 2042	1,961	2,074
Government National Mortgage Assn. 4.00% 2042	1,502	1,562
Government National Mortgage Assn. 4.00% 2042	1,068	1,130
Government National Mortgage Assn. 4.50% 2042	3,166	3,430
Government National Mortgage Assn. 3.50% 2043	1,353	1,385
Government National Mortgage Assn. 3.50% 2043	1,265	1,295
Government National Mortgage Assn. 4.00% 2043	18,315	19,357
Government National Mortgage Assn. 4.00% 2043	3,367	3,479
Government National Mortgage Assn. 4.50% 2043	13,966	15,101
Government National Mortgage Assn. 5.00% 2043	13,310	14,485
Freddie Mac 3.00% 2026	1,046	1,078
Freddie Mac 5.50% 2037	621	674
Freddie Mac 5.50% 2037	157	170
Freddie Mac 5.00% 2038	1,809	1,955
Freddie Mac 5.50% 2038	3,055	3,316
Freddie Mac 5.50% 2038	426	463
Freddie Mac 6.00% 2038	748	822
Freddie Mac 3.827% 2039[2]	1,029	1,100
Freddie Mac 5.50% 2039	1,193	1,295
Freddie Mac 5.50% 2039	804	873
Freddie Mac 6.00% 2039	693	763
Freddie Mac 3.084% 2040[2]	179	188
Freddie Mac 4.50% 2040	121	130
Freddie Mac 2.833% 2041[2]	304	318
Freddie Mac 3.233% 2041[2]	2,146	2,246
Freddie Mac 3.405% 2041[2]	221	233
Freddie Mac 4.00% 2041	638	665
Freddie Mac 4.50% 2041	6,374	6,792
Freddie Mac 4.50% 2041	2,065	2,208
Freddie Mac 5.00% 2041	1,106	1,206
Freddie Mac 2.561% 2042[2]	976	980
Freddie Mac 3.50% 2042	360	359
Freddie Mac 2.352% 2043[2]	8,862	8,780
Freddie Mac 3.50% 2043	242	241
Freddie Mac 3.50% 2043	216	215
Freddie Mac 3.50% 2043	174	173
Freddie Mac 3.50% 2043	164	163
Freddie Mac 4.00% 2043	11,928	12,472
Freddie Mac 4.00% 2043	6,293	6,566
Freddie Mac 4.00% 2043	3,146	3,290
Freddie Mac 4.00% 2043	2,473	2,581
Freddie Mac 4.00% 2043	2,362	2,470
Freddie Mac 4.00% 2043	854	893
Freddie Mac 4.00% 2043	821	857
Freddie Mac 4.00% 2043	587	612
Freddie Mac 4.00% 2043	547	571
Freddie Mac 4.00% 2043	465	485
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[1] (continued)	(000)	(000)

Freddie Mac 4.00% 2043	$ 449	$ 468
Freddie Mac 4.00% 2043	245	255
Freddie Mac 4.00% 2043	211	221
Freddie Mac 4.00% 2043	139	145
National Credit Union Administration, Series 2010-R2, Class 1A, 0.539% 2017[2]	67	67
National Credit Union Administration, Series 2011-R2, Class 1A, 0.569% 2020[2]	241	242
National Credit Union Administration, Series 2011-R3, Class 1A, 0.569% 2020[2]	183	184
National Credit Union Administration, Series 2011-R1, Class 1A, 0.619% 2020[2]	143	143
		518,855
Commercial mortgage-backed securities[1] 3.53%

ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.079% 2046[2]	3,090	3,413
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049[2]	4,243	4,661
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.904% 2043[2]	3,697	4,074
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	3,450	3,799
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class A1A, 5.189% 2038	949	1,046
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A1A, 5.892% 2038[2]	468	515
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.898% 2040[2]	581	658
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[2]	1,027	1,162
Hilton USA Trust, Series 2013-HLF, AFX, 2.6621% 2030[3]	3,185	3,198
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[2]	993	1,082
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2]	968	1,048
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.814% 2042[2]	889	1,007
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	901	995
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	862	953
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-1A, 5.312% 2044	455	502
		28,113
Other mortgage-backed securities[1] 3.10%

Westpac Banking Corp. 1.375% 2015[3]	500	507
Westpac Banking Corp. 2.45% 2016[3]	375	392
Westpac Banking Corp. 1.25% 2018[3]	600	595
Westpac Banking Corp. 1.85% 2018[3]	900	899
Westpac Banking Corp. 1.375% 2019[3]	700	684
Sparebank 1 Boligkreditt AS 2.625% 2017[3]	400	418
Sparebank 1 Boligkreditt AS 2.30% 2018[3]	550	571
Sparebank 1 Boligkreditt AS 1.25% 2019[3]	1,000	982
Sparebank 1 Boligkreditt AS 1.75% 2020[3]	1,125	1,090
National Australia Bank 2.00% 2017[3]	500	513
National Australia Bank 1.25% 2018[3]	420	414
National Australia Bank 2.00% 2019[3]	825	828
UBS AG 1.875% 2015[3]	400	407
UBS AG 0.75% 2017[3]	700	700
UBS AG 2.25% 2017[3]	450	465
Royal Bank of Canada 1.125% 2017	750	755
Royal Bank of Canada 2.00% 2019	700	709
Swedbank AB 2.125% 2016[3]	325	336
Swedbank AB 2.95% 2016[3]	300	315
Swedbank AB 1.375% 2018[3]	700	693
Bank of Montreal 1.30% 2014[3]	550	555
Bank of Montreal 2.625% 2016[3]	650	679
Bank of Nova Scotia 1.25% 2014[3]	400	404
Bank of Nova Scotia 2.15% 2016[3]	350	363
Bank of Nova Scotia 1.75% 2017[3]	425	435
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Other mortgage-backed securities[1] (continued)	(000)	(000)

Australia & New Zealand Banking Group Ltd. 1.00% 2015[3]	$ 500	$ 504
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3]	500	521
Barclays Bank PLC 2.50% 2015[3]	550	568
Barclays Bank PLC 2.25% 2017[3]	375	390
Commonwealth Bank of Australia 0.75% 2016[3]	500	501
Commonwealth Bank of Australia 2.25% 2017[3]	425	440
National Bank of Canada 1.65% 2014[3]	500	501
National Bank of Canada 2.20% 2016[3]	350	364
Northern Rock PLC 5.625% 2017[3]	725	828
HSBC Bank PLC 1.625% 2015[3]	700	706
DnB NOR ASA 1.45% 2019[3]	700	697
Skandinaviska Enskilda 1.375% 2018[3]	700	692
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3]	600	601
Credit Suisse Group AG 2.60% 2016[3]	500	523
Nordea Eiendomskreditt AS 2.125% 2017[3]	500	518
Stadshypotek AB 1.875% 2019[3]	525	516
Canadian Imperial Bank of Commerce 2.75% 2016[3]	400	419
Toronto-Dominion Bank 1.625% 2016[3]	400	409
Caisse Centrale Desjardins 1.60% 2017[3]	350	357
		24,764
Total mortgage-backed obligations		571,732
U.S. Treasury bonds & notes 13.14%
U.S. Treasury 7.90%

U.S. Treasury 0.25% 2015	7,250	7,245
U.S. Treasury 1.50% 2016	8,750	8,995
U.S. Treasury 2.50% 2023[4]	5,000	4,907
U.S. Treasury 2.75% 2023	26,900	26,923
U.S. Treasury 2.875% 2043	4,000	3,320
U.S. Treasury 3.625% 2043	12,000	11,604
		62,994
U.S. Treasury inflation-protected securities[5] 5.24%

U.S. Treasury Inflation-Protected Security 2.00% 2014	10,137	10,128
U.S. Treasury Inflation-Protected Security 0.50% 2015	12,965	13,214
U.S. Treasury Inflation-Protected Security 0.125% 2022	2,311	2,255
U.S. Treasury Inflation-Protected Security 0.125% 2023	5,295	5,092
U.S. Treasury Inflation-Protected Security 0.625% 2043	14,003	11,065
		41,754
Total U.S. Treasury bonds & notes		104,748
Federal agency bonds & notes 10.52%

Freddie Mac 0.375% 2014	5,850	5,853
Freddie Mac 1.00% 2017	575	577
Freddie Mac 1.25% 2019	2,330	2,243
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[1]	410	415
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017[1]	177	182
Freddie Mac, Series K711, Class A1, multifamily 1.321% 2018[1]	554	560
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[1]	199	204
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[1]	850	872
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[1]	$ 350	$ 362
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[1]	236	252
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[1]	575	564
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[1]	535	526
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[1]	475	479
Freddie Mac, Series KF02, Class A-3, multifamily 0.83% 2020[1,2]	7,885	7,900
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[1]	286	293
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020[1]	371	391
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[1]	2,504	2,620
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[1]	232	248
Freddie Mac, Series KGRP, Class A, multifamily 0.546% 2020[1,2]	2,865	2,871
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[1]	467	460
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[1]	425	426
Freddie Mac, Series K022, Class A1, multifamily 1.583% 2022[1]	585	578
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[1]	289	289
Freddie Mac, Series K025, Class A1, multifamily 1.875% 2022[1]	614	613
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[1]	2,050	1,933
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[1]	575	545
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[1]	2,555	2,438
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[1]	2,005	1,915
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[1]	705	675
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[1]	841	875
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[1]	600	623
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[1]	744	776
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[1]	1,275	1,220
Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023[1,6]	850	864
Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[1]	700	697
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[1,2]	1,257	1,262
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,2]	7,596	7,644
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,2]	4,250	4,275
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[1,2]	600	607
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[1,2,6]	12,000	12,146
Freddie Mac, Series K034, Class A-2, multifamily 3.531% 2023[1,2]	9,835	10,033
Fannie Mae, Series 2012-M14, multifamily 1.114% 2017[1]	550	550
Fannie Mae, Series 2012-M9, multifamily 1.513% 2017[1]	525	527
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022[1]	434	436
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[1]	700	685
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[1]	425	419
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[1]	425	429
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[1,2]	690	688
Tennessee Valley Authority 1.875% 2022	1,650	1,491
Federal Home Loan Bank 5.50% 2036	300	355
		83,886
Municipals 1.13%

State of Minnesota, Housing Finance Agency., Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[1]	1,231	1,190
State of Minnesota, Housing Finance Agency., Homeownership Finance Bonds
(GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[1]	1,258	1,223
State of Kentucky, Housing Corp., Housing Revenue Bonds, Series 2013-D, 3.50% 2033	1,345	1,417
State of Oklahoma, Housing Finance Agency, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2012-A, 5.00% 2043	975	1,087
State of New Mexico, Mortgage Finance Authority, Single-family Mortgage Program Revenue Refunding Bonds,
Series 2012-B-1, Class I, AMT, 3.75% 2043	705	739
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals (continued)	(000)	(000)

State of Iowa, Finance Authority, Single-family Mortgage Bonds (Mortgage-backed Securities Program),
Series 2013-1, 2.15% 2043[1]	$ 734	$ 705
State of Illinois, Housing Development Authority, Housing Revenue Bonds, Series 2013-A, 2.45% 2043[1]	628	585
State of Georgia, Housing and Finance Authority, Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	540	562
State of Mississippi, Home Corp., Single-family Mortgage Revenue Bonds, Series 2009-A-2, 5.00% 2039	500	541
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	330	357
State of Connecticut, Housing Finance Authority,
Housing Mortgage Finance Program Revenue Refunding Bonds, Series 2013-B-2, 4.00% 2032	250	269
State of Washington, Housing Finance Commission, Single-family Program Revenue Refunding Bonds,
Series 2013-1-N, 3.00% 2043	160	166
State of Missouri, Housing Development Commission, Single-family Mortgage Revenue Bonds
(Homeownership Loan Program), Series 2004-A-1, AMT, 5.15% 2034	150	153
		8,994
Total bonds, notes & other debt instruments (cost: $766,871,000)		769,360
Short-term securities 9.17%

National Rural Utilities Cooperative Finance Corp. 0.09% due 1/8/2014	15,500	15,498
Fannie Mae 0.08%–0.10% due 1/2–1/6/2014	13,300	13,300
Wells Fargo & Co. 0.17%–0.18% due 12/16–12/17/2013	11,300	11,299
John Deere Financial Ltd. 0.09% due 1/22/2014[3]	6,700	6,699
Freddie Mac 0.115% due 1/14/2014	6,400	6,399
Federal Home Loan Bank 0.15% due 12/19/2013	5,800	5,800
Google Inc. 0.06% due 12/10/2013[3]	5,000	5,000
Chevron Corp. 0.09% due 12/3/2013[3]	3,900	3,900
Medtronic Inc. 0.07% due 12/10/2013[3]	2,700	2,700
Merck & Co. Inc. 0.06% due 12/6/2013[3]	2,500	2,500
Total short-term securities (cost: $73,094,000)		73,095
Total investment securities (cost: $839,965,000)		842,455
Other assets less liabilities		(45,018)
Net assets		$797,437

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $29,280,000 over the prior five-month period.

					Unrealized
					(depreciation)
					appreciation
Pay/receive				Notional amount	at 11/30/2013
floating rate	Floating rate index	Fixed rate	Expiration date	(000)	(000)

Receive	3-month USD-LIBOR	1.039%	11/26/2017	$ 2,400	$ —*
Receive	3-month USD-LIBOR	1.5125	7/22/2018	10,000	(91)
Receive	3-month USD-LIBOR	1.5775	8/6/2018	10,000	(114)
Receive	3-month USD-LIBOR	1.5625	8/9/2018	2,500	(27)
Receive	3-month USD-LIBOR	2.74125	11/22/2023	4,000	29
Receive	3-month USD-LIBOR	2.807	11/27/2023	5,000	7
					$(196)

*Amount less than one thousand.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $47,297,000, which represented 5.93% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral for net losses on unsettled interest rate swaps. The total value of pledged collateral was $1,126,000, which represented .14% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,010,000, which represented 1.63% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2013, all of the fund’s investments were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 7,067
Gross unrealized depreciation on investment securities	(4,787)
Net unrealized appreciation on investment securities	2,280
Cost of investment securities for federal income tax purposes	840,175

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-042-0114O-S37630

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ Wesley K.-S. Phoa
Wesley K.-S. Phoa, President and Principal Executive Officer

Date: January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Wesley K.-S. Phoa
Wesley K.-S. Phoa, President and Principal Executive Officer

Date: January 28, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 28, 2014